Long-Term Debt - Schedule of Debt Composition (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Less: current maturities		$ 912
Long-term debt Net		4,976
New York [Member]
Debt Instrument [Line Items]
Mortgage loan	$ 0	$ 5,888